BALANCE SHEET DETAILS (Details) - USD ($) $ in Thousands	Oct. 31, 2019	Feb. 01, 2019	Jan. 31, 2019	Jan. 31, 2018
Accrued expenses and other current liabilities:
Compensation	$ 417		$ 371	$ 368
Operating lease liability - current portion	260	$ 300
Research and development	119		399	404
Other	67		164	$ 170
Accrued expenses and other current liabilities	$ 863		$ 934